Property Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions in property, plant and equipment	$ 1,201	$ 2,435